Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Total revenues (Notes 4 and 22)	$ 1,808,966		$ 1,717,577		$ 1,677,483
Cost of services	1,257,970		1,201,012		1,149,883
Selling, general and administrative expenses	228,540		207,136		183,574
Operating income	322,456		309,429		344,026
Nonoperating expenses	(5,905)		(1,617)		(3,441)
Income from continuing operations before income taxes and equity in income of equity investments	316,551		307,812		340,585
Income taxes (Note 20)	102,597		106,088		121,850
Income from continuing operations before equity in income of equity investments	213,954		201,724		218,735
Equity in income of equity investments, net of tax (Note 11)	8,708		7,142		6,985
Income from continuing operations, net of tax	222,662		208,866		225,720
Loss from discontinued operations, net of tax			(3,245)		(6,544)
Net income	222,662		205,621		219,176
Net income attributable to noncontrolling interests	(2,103)		(11,674)		(3,963)
Net income attributable to TSYS common shareholders	220,559		193,947		215,213
Basic earnings per share (EPS) attributable to TSYS common shareholders (Note 26):
Income from continuing operations	$ 1.15	[1]	$ 1.00	[1]	$ 1.12	[1]
Loss from discontinued operations			$ (0.02)	[1]	$ (0.03)	[1]
Net income	$ 1.15	[1]	$ 0.99	[1]	$ 1.09	[1]
Diluted EPS attributable to TSYS common shareholders:
Income from continuing operations	$ 1.15	[1]	$ 1.00	[1]	$ 1.12	[1]
Loss from discontinued operations			$ (0.02)	[1]	$ (0.03)	[1]
Net income	$ 1.15	[1]	$ 0.99	[1]	$ 1.09	[1]
Amounts attributable to TSYS common shareholders:
Income from continuing operations	220,559		197,192		221,757
Loss from discontinued operations			(3,245)		(6,544)
Net income attributable to TSYS common shareholders	$ 220,559		$ 193,947		$ 215,213

[1]	Note: Basic and diluted EPS amounts for continuing operations and net income may not total due to rounding.